Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plant and Equipment, Net [Abstract]
Depreciation expense	$ 660,271	$ 655,345	$ 215,882